Investment in a joint venture (Tables)	6 Months Ended
Jun. 30, 2026
Investment In Joint Venture
Schedule of Investment join venture
	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Investment in a joint venture	1,749	1,947	1,504